LVIP U.S. Equity Income Maximizer Fund Average Annual Total Returns		12 Months Ended	15 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market TR USD (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	15.95%
CBOE S&P 500 BuyWrite Index (BXM)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	11.97%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent		17.36%	15.89%
Performance Inception Date	Oct. 01, 2024
Service Class
Prospectus [Line Items]
Average Annual Return, Percent		17.06%	15.60%
Performance Inception Date	Oct. 01, 2024